[logo] PIONEER Investments(R)

February 3, 2014

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, NW

Washington, DC 20549

Re:	Pioneer Series Trust V

(File Nos. 333-129005; 811-21823)

Ladies and Gentlemen:

On behalf of Pioneer Series Trust V (the “Trust”), a Delaware statutory trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), we are filing today via EDGAR an exhibit containing interactive data format risk/return summary information that relates to the risk/return summary information contained in the form of prospectuses for Pioneer Absolute Return Bond Fund, a series of the Trust, that was filed under Rule 497(e) on January 30, 2014 (SEC accession number 0001341256-14-000013).

If you have any questions relating to the filing, please contact me at (617) 422-4388.

Very truly yours,

/s/ Thomas Reyes
Thomas Reyes
Assistant Secretary

cc:	Jeremy B Kantrowitz, Esq.

Toby R. Serkin, Esq.

Pioneer Investment Management, Inc.

60 State Street

Boston, MA 02109-1820

“Member of the UniCredit S.p.A. Banking Group, Register of Banking Groups.”

PIONEER ABSOLUTE RETURN BOND FUND

(A SERIES of PIONEER SERIES TRUST V)

EXHIBIT INDEX

Index Number	Description of Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Document

EX-101.DEF	XBRL Taxonomy Extension Definition Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase